ACCOUNTS PAYABLE - RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE - RELATED PARTIES

NOTE 7 – ACCOUNTS PAYABLE - RELATED PARTIES

As of June 30, 2024 and December 31, 2023, the Company owed related parties the following (in thousands):

	June 30, 2024	December 31, 2023
Board Member	$22	$42

For consulting services with the Board Member, the Company recorded general and administrative expenses of $65,691 and $128,250 for the three and six months ended June 30, 2024 and $61,623 and $105,401 for the three and six months ended June 30, 2023.

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES - RELATED PARTIES

As of December 31, 2023 and 2022, the Company owed related parties the following (in thousands):

	December 31, 2023			December 31, 2022
	Accounts	Accrued		Accounts	Accrued
	Payable	Expenses	Total	Payable	Expenses	Total
Former Chairman of Board of Directors	$-	$-	$-	$-	$60	$60
Board Member	$42	$-	$42	$-	$-	$-

For consulting services with the Former Chairman of the Board, the Company recorded general and administrative expenses of $273,750 and $365,000 for the years ended December 31, 2023 and 2022.

For consulting services with the Board Member, the Company recorded general and administrative expenses of $218,903 and $0 for the years ended December 31, 2023 and 2022.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023